UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

RAREVIEW DYNAMIC FIXED INCOME ETF (RDFI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/15/2021	5/4/2021	Management	1A	Election of Class I Trustees: i) Mark R. Fetting; ii) Valerie A. Mosley; iii) William H. Park; iv) Keith Quinton	For All	With

Blackrock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) J. Phillip Holloman; 2) Catherine A. Lynch; 3) Karen P. Robards; 4) Frank J. Fabozzi	For All	With

BlackRock Debt Strategies Fund, Inc.	DSU	09255R202	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) R. Glenn Hubbard; 2) W. Carl Kester; 3) John M. Perlowski; 4) Karen P. Robards	For All	With

BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	09255X100	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) R. Glenn Hubbard; 2) W. Carl Kester; 3) John M. Perlowski; 4) Karen P. Robards	For All	With

Blackrock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Invesco High Income 2023 Target Term Fund	IHIT	46135X108	Annual Meeting	8/6/2021	5/10/2021	Management	1	Election of Trustees: 1) Jack M. Fields; 2) Martin L. Flanagan; 3) Elizabeth Krentzman; 4) Robert C. Troccoli; 5) James D. Vaughn	For All	With

Invesco Dynamic Credit Opportunities Fund	VTA	46132R104	Annual Meeting	9/3/2021	6/7/2021	Management	1	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco Dynamic Credit Opportunities Fund into the Invesco Dynamic Credit Opportunity Fund.	For	With
						Management	2

Vote Board of Directors: 1)Election of Director: Jack M. Fields; 2)Election of Director: Martin L. Flanagan; 3)Election of Director: Elizabeth Krentzman; 4)Election of Director: Robert C. Troccoli; 5)Election of Director: James D. Vaughn

									For All	With

Western Asset Emerging Markets Debt Fund	EMD	95766A101	Annual Meeting	10/22/2021	9/1/2021	Management	1A	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Carol L. Colman	For	With
						Management	1B	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Daniel P. Cronin	For	With
						Management	1C	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Paolo M. Cucchi	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2021.	For	With

Nuveen New Jersey Quality Municipal Income Fund	NXJ	67069Y102	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Doubleline Yield Opportunities Fund	DLY	25862D105	Annual Meeting	2/18/2022	12/17/2021	Management	1A	Election of Trustee: Joseph J. Ciprari (Class II)	For	With

PGIM Global High Yield Fund, Inc.	GHY	69346J106	Annual Meeting	3/9/2022	12/17/2021	Management	1.1	Election of Class I Director: Ellen S. Alberding	For	With
						Management	1.2	Election of Class I Director: Stuart S. Parker	For	With
						Management	1.3	Election of Class I Director: Brian K. Reid	For	With
						Management	2	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	For	With

PGIM High Yield Bond Fund, Inc.	ISD	69346H100	Annual Meeting	3/9/2022	12/17/2021	Management	1.1	Election of Class I Director: Ellen S. Alberding	For	With
						Management	1.2	Election of Class I Director: Stuart S. Parker	For	With
						Management	1.3	Election of Class I Director: Brian K. Reid	For	With
						Management	2	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	For	With

Nuveen Short Duration Credit Opportunities Fund	JSD	67074X107	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Credit Strategies Income Fund	JQC	67073D102	Annual Meeting	4/8/2022	1/18/2022	Management	1C	Vote Board of Directors:Election of Director: William C. Hunter; Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Floating Rate Income Fund	JFR	67072T108	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Senior Income Fund	NSL	67067Y104	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Municipal Credit Opportunities Fund	NMCO	670663103	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Blackstone/GSO Strategic Credit Fund	BGB	09257R101	Annual Meeting	4/20/2022	2/18/2022	Management	3.1	Election of Trustee: Daniel H. Smith, Jr.	For	With

Pimco Dynamic Income Opportunities Fund	PDO	69355M107	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of Trustee: Deborah A. DeCotis	For	With
						Management	1B	Election of Trustee: David N. Fisher	For	With
						Management	1C	Election of Trustee: Joseph B. Kittredge, Jr.	For	With
						Management	1D	Election of Trustee: E. Grace Vandecruze	For	With

Ares Dynamic Credit Allocation Fund	ARDC	04014F102	Annual Meeting	5/12/2022	3/14/2022	Management	1.1	Election of Class III Director to serve for a term expiring in 2025 Annual Meeting: David A. Sachs	For	With

Aberdeen Asia-Pacific Income Fund, Inc.	FAX	003009107	Annual Meeting	4/28/2022	3/4/2022	Management	1.1	Election of Class I director of the Fund, for a three-year term until the 2025 Annual Meeting of Stockholders: Stephen Bird	For	With
						Management	3.1	To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: P. Gerald Malone (Class II - 3 year term ending 2023)	For	With
						Management	3.2	To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred - 3 year term ending 2024)	For	With

Apollo Tactical Income Fund, Inc.	AIF	037638103	Annual Meeting	6/9/2022	3/18/2022	Management	1	Vote Board of Directors: Election of Director: Glenn N. Marchak; Election of Director: Todd J. Slotkin; Election of Director: Elliot Stein, Jr.	For All	With

Morgan Stanley Emerging Markets Debt Fund, Inc.	MSD	61744H105	Annual Meeting	6/24/2022	4/4/2022	Management	1

Vote Board of Directors: Election of Director: Frances L. Cashman*; Election of Director: Frank L. Bowman#; Election of Director: Jakki L. Haussler#; Election of Director: Manuel H. Johnson#; Election of Director: Eddie A. Grier#

									For All	With

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/14/2022	5/3/2022	Management	1A	Vote Board of Directors: Election of Director: Thomas E. Faust Jr.;Election of Director: Cynthia E. Frost; Election of Director: Scott E. Wennerholm; Election of Director: Nancy A. Wiser	For All	With

Angel Oak Financial Strategies Income Term Trust	FINS	03464A100	Annual Meeting	6/30/2022	4/14/2022	Management	1

To approve the issuance of additional common shares of beneficial interest of the Fund in connection with the reorganization of Angel Oak Dynamic Financial Strategies Income Term Trust, another closed-end fund, with and into the Fund.

									For	With
						Management	2	To amend the Fund's Declaration of Trust to extend the termination date of the Fund from May 31, 2031, to June 30, 2035.	For	With
						Management	3.1	Election of Class II Trustee: Andrea N. Mullins	For	With
						Management	3.2	Election of Class II Trustee: Keith M. Schappert	For	With

BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Fund, Inc.	MUI	09253X102	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Core Bond Trust	BHK	09249E101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniHoldings Fund	MHD	09253N104	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

RAREVIEW TAX ADVANTAGED INCOME ETF (RTAI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management
Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/15/2021	5/4/2021	Management	1A	Election of Class I Trustees: i) Mark R. Fetting; ii) Valerie A. Mosley; iii) William H. Park; iv) Keith Quinton	For All	With

Blackrock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Blackrock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Invesco Value Municipal Income Trust	IIM	46132P108	Annual Meeting	8/6/2021	5/10/2021	Management	1	Election of Trustees: 1) Jack M. Fields; 2) Martin L. Flanagan; 3) Elizabeth Krentzman; 4) Robert C. Troccoli; 5) James D. Vaughn	For All	With

Western Asset Managed Municipals Fund Inc.	MMU	95766M105	Annual Meeting	10/22/2021	9/1/2021	Management	1.1	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Carol L. Colman	For	With
						Management	1.2	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Jane Trust	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2022.	For	With

Nuveen California Quality Municipal Income Fund	NAC	67066Y105	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Nuveen New Jersey Quality Municipal Income Fund	NXJ	67069Y102	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Nuveen Municipal Credit Opportunities Fund	NMCO	670663103	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/14/2022	5/3/2022	Management	1A	Vote Board of Directors: Election of Director: Thomas E. Faust Jr.;Election of Director: Cynthia E. Frost; Election of Director: Scott E. Wennerholm; Election of Director: Nancy A. Wiser	For All	With

BlackRock Municipal Income Fund, Inc	MUI	09253X102	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniHoldings Fund	MHD	09253N104	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 14, 2022

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 14, 2022

*Print the name and title of each signing officer under his or her signature.